     AS FILED WITH SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 2, 2016.

                                                            FILE NOS. 333-178845
                                                                       811-08810
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                 ------------

                                    FORM N-4
                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                              Pre-Effective Amendment No.                   []



                             Post-Effective Amendment No. 11               [X]


                                     and/or

                             REGISTRATION STATEMENT
                              UNDER THE INVESTMENT
                              COMPANY ACT OF 1940


                                 Amendment No. 11                          [X]


                        (CHECK APPROPRIATE BOX OR BOXES)

                                 ------------

                          FS VARIABLE SEPARATE ACCOUNT
                           (Exact Name of Registrant)


        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                              (Name of Depositor)


                                175 WATER STREET
                            NEW YORK, NEW YORK 10038
             (Address of Depositor's Principal Offices) (Zip Code)


       DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 996-9786


                              MANDA GHAFERI, ESQ.
        THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                            1999 AVENUE OF THE STARS
                       LOS ANGELES, CALIFORNIA 90067-6121
      (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective:

[X]  immediately upon filing pursuant to paragraph (b) of Rule 485

[ ]  on (date) pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in FS Variable Separate Account of The United States Life Insurance Company in the City of New York under variable annuity contracts.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                          FS VARIABLE SEPARATE ACCOUNT



                              PART A -- PROSPECTUS


Incorporated by reference to the Prospectus dated May 2, 2016, as filed under Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-178845 and 811-08810, filed on April 29, 2016, Accession No. 0001193125-16-568541, and
Prospectus supplements filed on June 30, 2016, August 22, 2016 and September 2, 2016.

A supplement dated September 2, 2016 to the Prospectus is included in Part A of this Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, File Nos. 333-178845 and 811-08810.


                 PART B -- STATEMENT OF ADDITIONAL INFORMATION


Incorporated by reference to the Statement of Additional Information as filed under Form N-4, Post-Effective Amendment No. 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-178845 and 811-08810, filed on April 29, 2016, Accession No.
0001193125-16-568541.

A supplement dated September 2, 2016 to the Statement of Additional Information is included in Part B of this Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 11 under the Investment Company Act of 1940, File Nos. 333-178845 and 811-08810.



                                     PART C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                SUPPLEMENT TO THE VARIABLE ANNUITY PROSPECTUSES

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                           VARIABLE SEPARATE ACCOUNT
            Polaris Platinum III Variable Annuity dated May 2, 2016
         Polaris Preferred Solution Variable Annuity dated May 2, 2016

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
                         FS VARIABLE SEPARATE ACCOUNT
            Polaris Platinum III Variable Annuity dated May 2, 2016
         Polaris Preferred Solution Variable Annuity dated May 2, 2016

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                           VALIC SEPARATE ACCOUNT A
           Polaris Platinum Elite Variable Annuity dated May 2, 2016

THE DATE OF THE PROSPECTUS HAS BEEN CHANGED TO SEPTEMBER 2, 2016. ALL REFERENCES IN THE PROSPECTUS TO THE DATE OF THE STATEMENT OF ADDITIONAL INFORMATION ARE HEREBY CHANGED TO SEPTEMBER 2, 2016.

AMERICAN GENERAL LIFE INSURANCE COMPANY (AGL), THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (USL) AND THE VARIABLE ANNUITY LIFE INSURANCE COMPANY (VALIC) ARE AMENDING THE PROSPECTUS FOR THE PURPOSE OF ADDING THE FOLLOWING INFORMATION.

                              INVESTMENT OPTIONS

On September 26, 2016, the following Underlying Funds are hereby added as variable investment options under the contract:

UNDERLYING FUND:                                    MANAGED BY:               TRUST:    ASSET CLASS:
----------------                                    -----------               ------    ------------
Asset Allocation: Diversified Growth   Putnam Investment Management, LLC       SST    Asset Allocation

Strategic Multi-Asset                  Wellington Management Company LLP       AST    Asset Allocation

THE FOLLOWING REPLACES THE PARAGRAPH IN THE INVESTMENT OPTIONS SECTION OF THE
PROSPECTUS:

YOU SHOULD READ THE PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU MAY OBTAIN A COPY OF THESE PROSPECTUSES FOR THE TRUSTS BY CALLING OUR ANNUITY SERVICE CENTER AT
(800) 445-7862 OR BY VISITING OUR WEBSITE AT WWW.AIG.COM/GETPROSPECTUS. YOU MAY ALSO OBTAIN INFORMATION ABOUT THE UNDERLYING FUNDS (INCLUDING A COPY OF THE STATEMENT OF ADDITIONAL INFORMATION) BY ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT WWW.SEC.GOV.

ON SEPTEMBER 26, 2016, THE FOLLOWING REPLACES THE CHART IN THE "ARE THERE INVESTMENT REQUIREMENTS IF I ELECT A LIVING BENEFIT?" SECTION OF THE PROSPECTUS, UNDER THE PARAGRAPH ENTITLED "INVESTMENT REQUIREMENTS FOR POLARIS INCOME PLUS DAILY INCOME OPTION 1, 2 OR 3."

If you elect Polaris Income Plus Daily, you must allocate your assets in accordance with A or B:

A   10% SECURE VALUE ACCOUNT AND SELECT ONLY ONE POLARIS ALLOCATOR MODEL:
    Model 1
    Model 2
    Model 3
    Model 4

B   10% SECURE VALUE ACCOUNT AND SELECT UP TO 90% IN ONE OR MORE OF THE FOLLOWING VARIABLE PORTFOLIOS:

    ASSET ALLOCATION PORTFOLIOS:
    American Funds Asset Allocation SAST Portfolio
    Asset Allocation
    Asset Allocation: Diversified Growth
    Balanced
    SA BlackRock Multi-Asset Income
    SA MFS Total Return
    Strategic Multi-Asset

    ACTIVELY MANAGED FUND-OF-FUNDS:
    Managed Allocation Balanced
    Managed Allocation Moderate
    Managed Allocation Moderate Growth
    Managed Allocation Growth

    ACTIVELY MANAGED FUND-OF-FUNDS WITH VOLATILITY CONTROL:
    SunAmerica Dynamic Allocation Portfolio
    SunAmerica Dynamic Strategy Portfolio

    FIXED INCOME PORTFOLIOS:
    Corporate Bond
    Global Bond
    Goldman Sachs VIT Government Money Market Fund
    Government and Quality Bond
    Real Return
    SA JPMorgan MFS Core Bond Portfolio
    Ultra Short Bond Portfolio

    VOLATILITY CONTROL PORTFOLIOS:
    SA BlackRock VCP Global Multi Asset Portfolio
    SA Schroders VCP Global Allocation Portfolio
    SA T. Rowe Price VCP Balanced Portfolio
    VCP Managed Asset Allocation SAST Portfolio
    VCP Total Return Balanced Portfolio
    VCP Value (Invesco)

    DCA FIXED ACCOUNTS*
    6-Month DCA
    1-Year DCA

* You may use a DCA Fixed Account to invest your target allocation in accordance with the investment requirements.

Dated: September 2, 2016

               Please keep this Supplement with your Prospectus

             SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                           VARIABLE SEPARATE ACCOUNT
            Polaris Platinum III Variable Annuity dated May 2, 2016
         Polaris Preferred Solution Variable Annuity dated May 2, 2016

       THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                         FS VARIABLE SEPARATE ACCOUNT
            Polaris Platinum III Variable Annuity dated May 2, 2016
         Polaris Preferred Solution Variable Annuity dated May 2, 2016

                  THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                           VALIC SEPARATE ACCOUNT A
           Polaris Platinum Elite Variable Annuity dated May 2, 2016

   The date of the Statement of Additional Information is changed to September 2, 2016.

Dated: September 2, 2016

  Please keep this Supplement with your Statement of Additional Information.

                          PART C -- OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements


The following financial statements are incorporated by reference to Form N-4, Post-Effective Amendment 10 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940, File Nos. 333-178845 and 811-08810, filed on April 29, 2016:


      - Audited Financial Statements of FS Variable Separate Account of The United States Life Insurance Company in the City of New York for the year ended December 31, 2015.

      - Audited Financial Statements of The United States Life Insurance Company in the City of New York for the years ended December 31, 2015, 2014 and 2013.

(b)  Exhibits



(1)    Resolutions Establishing Separate Account...................................................... 2
(2)    Custody Agreements............................................................................. Not Applicable
(3)    (a)  Distribution Agreement.................................................................... 7
       (b)  Selling Agreement......................................................................... 7
(4)    (a)  (1) USL Variable Annuity Contract (FS-993-PPS4 (12/10))................................... 12
            (2) USL Variable Annuity Contract (FS-993-PPS7 (12/10))................................... 12
            (3) USL Variable Annuity Contract (FS-993-PPS9 (12/10))................................... 12
            (4) USL Variable Annuity Contract (US-803 (12/15))........................................ 17
            (5) USL Contract Data Page (US-803-PPS4 (12/15)).......................................... 17
            (6) USL Contract Data Page (US-803-PPS7 (12/15)).......................................... 18
       (b)  USL Merger Endorsement (USLE-6258 (8/11))................................................. 7
       (c)  Optional Guaranteed Living Benefit Endorsement (FSE-6248-V (10/11))....................... 9
       (d)  USL IRA Endorsement (FSE-6171 (12/10)).................................................... 11
       (e)  USL Nursing Home Waiver Rider (FSE-6223 (8/06))........................................... 11
       (f)  USL Optional Guaranteed Living Benefit Endorsement (FSE-6248-V/25 (12/12))................ 11
       (g)  USL Extended Legacy Program Guide (EXTLEGGEN.4REV.11.12).................................. 11
       (h)  USL Maximum Anniversary Value Optional Death Benefit Endorsement (FSE-6235
            (12/10)).................................................................................. 11
       (i)  USL Premium Plus Endorsement (FSE-6245 (12/08))........................................... 11
       (j)  USL DOMA Endorsement (FSE-6249 (12/09))................................................... 11
       (k)  USL Optional Guaranteed Living Benefit Extension Data Page Endorsement
            (FSE-6231E-V (10/10))..................................................................... 12
       (l)  USL Optional Guaranteed Living Benefit Extension Endorsement Data Page
            (FSE-6231E-V (8/13))...................................................................... 13
       (m)  USL Optional Guaranteed Living Benefit Endorsement (USLE-8036 (11/15)).................... 17
       (n)  USL Optional Guaranteed Minimum Withdrawal Benefit Maximum Anniversary Value
            Extension Endorsement (FSE-6217E (10/10))................................................. 18
       (o)  USL Optional Guaranteed Minimum Withdrawal Benefit For Two Live Extension
            Endorsement (USLE-6218E (9/15))........................................................... 18
       (p)  USL Extended Legacy Program Guide (EXTLEGGEN.8 Rev. 7.15)................................. 17
(5)    (a)  USL Annuity Application (USL-579-1 (12/12))............................................... 12
       (b)  USL Annuity Application (USL-579-1 (5/15))................................................ 15
       (c)  USL Annuity Application (USL-579 (12/15))................................................. 17
(6)    Corporate Documents of Depositor
       (a)  Copy of the Bylaws of The United States Life Insurance Company in the City of New York,
            Amended and Restated December 14, 2010.................................................... 6
(7)    Reinsurance Contract........................................................................... Not Applicable
(8)    Material Contracts
       (a)  Anchor Series Trust Fund Participation Agreement.......................................... 10
       (b)  SunAmerica Series Trust Fund Participation Agreement...................................... 10
       (c)  Van Kampen Life Investment Trust Fund Participation Agreement............................. 1
       (d)  Lord Abbett Series Fund, Inc. Fund Participation Agreement................................ 10
       (e)  American Funds Insurance Series and SunAmerica Series Trust Master-Feeder Fund
            Participation Agreement................................................................... 3
       (f)  Franklin Templeton Variable Insurance Products Trust Fund Participation Agreement......... 4




         (g)  Amendment to Franklin Templeton Variable Insurance Products Trust Fund Participation
              Agreement................................................................................ 7
         (h)  AIM Variable Insurance Funds (Invesco Variable Insurance Funds) Fund Participation
              Agreement................................................................................ 5
         (i)  Seasons Series Trust Fund Participation Agreement........................................ 10
         (j)  Goldman Sachs Variable Insurance Trust Fund Participation Agreement...................... 16
         (k)  Amendment to Goldman Sachs Variable Insurance Trust Participation Agreement.............. 17
         (l)  Letters of Consent to the Assignment of the Fund Participation Agreement................. 7
(9)      Opinion of Counsel and Consent of Depositor................................................... 8
(10)     Consent....................................................................................... Filed Herewith
(11)     Financial Statements Omitted from Item 23..................................................... Not Applicable
(12)     Initial Capitalization Agreement.............................................................. Not Applicable
(13)     Other
         (a)  Power of Attorney -- The United States Life Insurance Company in the City of New York
              Directors................................................................................ 17
         (b)  Amended and Restated Unconditional Capital Maintenance Agreement between
              American International Group, Inc. and The United States Life Insurance Company in the
              City of New York......................................................................... 13
         (c)  Agreement and Plan of Merger including the Charter of The United States Life Insurance
              Company in the City of New York.......................................................... 7
         (d)  CMA Termination Agreement................................................................ 14

--------
1 Incorporated by reference to Post-Effective Amendment No. 18 and Amendment
  No. 20, File Nos. 033-85014 and 811-08810, filed on November 27, 2002,
  Accession No. 0000950148-02-002786.

2 Incorporated by reference to the Initial Registration Statement, File Nos.
  333-102137 and 811-08810, filed December 23, 2002, Accession No.
  0000898430-02-004616.

3 Incorporated by reference to Post-Effective Amendment No. 13 and Amendment
  No. 14, File Nos. 333-102137 and 811-08810, filed on April 30, 2007,
  Accession No. 0000950124-07-002498.

4 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  4, File Nos. 333-147008 and 811-08810, filed on April 28, 2008, Accession
  No. 0000950148-08-000100.

5 Incorporated by reference to Post-Effective Amendment No. 4 and Amendment No.
  7, File Nos. 333-146491 and 811-08810, filed on August 26, 2010, Accession No. 0000950123-10-081251.

6 Incorporated by reference to Post-Effective Amendment 1 and Amendment No. 2,
  File Nos. 333-171493 and 811-04865-01, filed on May 2, 2011, Accession No.
  0001193125-11-120900.

7 Incorporated by reference to Initial Registration Statement, File Nos.
  333-178841 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104741.

8 Incorporated by reference to the Initial Registration Statement, File Nos.
  333-178845 and 811-08810, filed on January 3, 2012, Accession No. 0000950123-11-104749.

9 Incorporated by reference to Post-Effective Amendment No. 1 and Amendment No.
  1, File Nos. 333-178841 and 811-08810, filed on January 20, 2012, Accession No. 0000950123-12-001054.

10 Incorporated by reference to Post-Effective Amendment No. 3 and Amendment
  No. 3, File Nos. 333-178842 and 811-08810, filed on July 13, 2012, Accession No. 0000950123-12-010018.

11 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178841 and 811-08810, filed on April 29, 2013,
  Accession No. 0000950123-13-002969.

12 Incorporated by reference to Post-Effective Amendment No. 5 and Amendment
  No. 5, File Nos. 333-178845 and 811-08810, filed on April 29, 2013,
  Accession No. 0000950123-13-002960.

13 Incorporated by reference to Post-Effective Amendment No. 7 and Amendment
  No. 7, File Nos. 333-178845 and 811-08810, filed on April 29, 2014,
  Accession No. 0000950123-14-004354.

14 Incorporated by reference to Post-Effective Amendment No. 8 and Amendment
  No. 8, File Nos. 333-178845 and 811-08810, filed on April 29, 2015,
  Accession No. 0001193125-15-156230.

15 Incorporated by reference to Post-Effective Amendment No. 9 and Amendment
  No. 9, File Nos. 333-178845 and 811-08810, filed on December 28, 2015,
  Accession No. 0001193125-15-414586.

16 Incorporated by reference to Post-Effective Amendment No. 10 to Form N-6
  Registration Statement, File No. 333-48457, filed on May 2, 2005, Accession No. 0001193125-05-091912.


17 Incorporated by reference to Post-Effective Amendment No. 11 and Amendment
  No. 11, File Nos. 333-178841 and 811-08810, filed on April 29, 2016,
  Accession No. 0001193125-16-568259.



18 Incorporated by reference to Post-Effective Amendment No. 10 and Amendment
  No. 10, File Nos. 333-178845 and 811-08810, filed on April 29, 2016,
  Accession No. 0001193125-16-568541.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.



NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Kevin T. Hogan(4)                                 Director, Chairman of the Board, Chief Executive Officer and
                                                  President
Katherine A. Anderson                             Director, Senior Vice President and Chief Risk Officer
Robert M. Beuerlein (10)                          Director
William J. Carr (9)                               Director
Thomas J. Diemer                                  Director, Executive Vice President and Chief Financial Officer
Gaurav D. Garg                                    Director
Deborah A. Gero(1)                                Director, Senior Vice President and Chief Investment Officer
Glen D. Keller (11)                               Director
Charles S. Shamieh(4)                             Executive Vice President, Head of Legacy Portfolio
Jana W. Greer(2)                                  President, Individual Retirement
Rodney E. Rishel                                  President, Life, Disability and Health
Jonathan J. Novak(1)                              President, Institutional Markets
Robert J. Scheinerman                             Executive Vice President, Head of Individual Retirement
Don W. Cummings(4)                                Senior Vice President and Life Controller
Michael P. Harwood                                Senior Vice President, Chief Actuary and Corporate Illustration
                                                  Actuary
William C. Kolbert(5)                             Senior Vice President and Business Information Officer
Stephen A. Maginn(1)                              Senior Vice President and Chief Distribution Officer
Christine A. Nixon(1)                             Senior Vice President
Sabyasachi Ray(8)                                 Senior Vice President and Chief Operations Officer
Kyle L. Jennings                                  Senior Vice President and Chief Compliance Officer
Yoav Tamir(2)                                     Senior Vice President, Market Risk Management
Sai P. Raman(5)                                   Senior Vice President, Institutional Markets
Timothy M. Heslin                                 Senior Vice President, Products
Justin J.W. Caulfield(4)                          Vice President and Treasurer
Mallary L. Reznik(1)                              Vice President, General Counsel and Assistant Secretary
Julie Cotton Hearne                               Vice President and Secretary
John B. Deremo(3)                                 Vice President, Distribution
Leo W. Grace                                      Vice President, Product Filing
Tracey E. Harris                                  Vice President, Product Filing
T. Clay Spires                                    Vice President and Tax Officer
Daniel R. Cricks                                  Vice President and Tax Officer
Josephine B. Lowman                               Vice President and Tax Officer
Michael E. Treske(2)                              Vice President, Distribution
Frank Kophamel                                    Vice President and Appointed Actuary
Christina M. Haley(2)                             Vice President, Product Filing
Marla S. Campagna(6)                              Vice President
Manda Ghaferi(1)                                  Vice President
Timothy L. Gladura                                Vice President
Mary M. Newitt(2)                                 Vice President, Product Filing
Keith C. Honig(6)                                 Vice President
Becky L. Strom                                    Anti-Money Laundering and Economic Sanctions Compliance Officer
Sarah J. VanBeck                                  Vice President and Assistant Life Controller
David J. Kumatz(3)                                Assistant Secretary
Virginia N. Puzon(1)                              Assistant Secretary
Rosemary Foster                                   Assistant Secretary
Michael Plotkin(3)                                Assistant Tax Officer
Grace D. Harvey                                   Illustration Actuary
Laszlo Kulin(7)                                   Investment Tax Officer




NAMES POSITIONS AND OFFICES HELD WITH DEPOSITOR
-------------------------------------------------
Alireza Vaseghi(7)                                Managing Director and Chief Operating Officer, Institutional
                                                  Markets
Melissa H. Cozart                                 Privacy Officer

--------
(1)   1999 Avenue of the Stars, Los Angeles, CA 90067

(2)   21650 Oxnard Street, Woodland Hills, CA 91367

(3)   2000 American General Way, Brentwood, TN 37027

(4)   175 Water Street, New York, NY 10038

(5)   50 Danbury Road, Wilton, CT 06897

(6)   777 S. Figueroa Street, Los Angeles, CA 90017


(7)   80 Pine Street, New York, NY 10005

(8)   4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001.

(9)   147 Warrenton Drive, Houston, TX 77024

(10)  3435 Sassafras Court, The Villages, FL 32163

(11)  2623 Pinebend Drive, Pearland, TX 77584



ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

The Registrant is a separate account of The United States Life Insurance Company in the City of New York ("Depositor"). The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC File No. 001-08787, Accession No. 0000005272-16-000035, filed on February 19, 2016. Exhibit 21 is incorporated herein by reference.


ITEM 27.  NUMBER OF CONTRACT OWNERS


As of August 19, 2016, the number of Polaris Preferred Solution contracts funded by FS Variable Separate Account was 739 of which 434 were qualified contracts and 305 were non-qualified contracts.



ITEM 28.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.


ITEM 29.  PRINCIPAL UNDERWRITER

(a) AIG Capital Services, Inc. acts as distributor for the following investment companies:

     AMERICAN GENERAL LIFE INSURANCE COMPANY
     Variable Separate Account
     Variable Annuity Account One
     Variable Annuity Account Two
     Variable Annuity Account Four
     Variable Annuity Account Five
     Variable Annuity Account Seven
     Variable Annuity Account Nine
     Separate Account A
     Separate Account D
     Separate Account I
     Separate Account II
     Separate Account VA-1
     Separate Account VA-2
     Separate Account VL-R
     Separate Account VUL
     Separate Account VUL-2
     AG Separate Account A


     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK FS Variable Separate Account
     FS Variable Annuity Account One
     FS Variable Annuity Account Two
     FS Variable Annuity Account Five
     Separate Account USL VA-R
     Separate Account USL VL-R
     Separate Account USL A
     Separate Account USL B


     THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
     Separate Account A

(b)  Directors, Officers and principal place of business:


OFFICER/DIRECTORS*                                      POSITION
--------------------------- ----------------------------------------------------------------
   Peter A. Harbeck         Director
   Stephen A. Maginn(2)     Director, Senior Vice President
   James T. Nichols         Director, Chief Executive Officer and President
   Frank Curran             Vice President, Chief Financial Officer, Treasurer, Controller
                            and Financial Operation Officer
   Rebecca Snider           Chief Compliance Officer
   John T. Genoy            Vice President
   Mallary L. Reznik(2)     Vice President
   Christine A. Nixon(2)    Secretary
   Julie Cotton Hearne(3)   Assistant Secretary
   Rosemary Foster(3)       Assistant Secretary
   Virginia N. Puzon(2)     Assistant Secretary
   Thomas Clayton Spires    Vice President, Tax Officer
   Michael E. Treske(1)     Chief Distribution Officer, Mutual Funds and Variable Annuities

     --------
      * Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

     (1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.

     (2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.

     (3)   Principal business address 2919 Allen Parkway, Houston, TX 77019

(c) AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of The United States Life Insurance Company in the City of New York at its principal executive office located at 175 Water Street, New York, New York 10038 or at The United States Life Insurance Company in the City of New York's Annuity Service Center located at P.O. Box 15570, Amarillo, Texas 79105-5570.


ITEM 31.  MANAGEMENT SERVICES

Not Applicable.


ITEM 32.  UNDERTAKINGS

GENERAL REPRESENTATIONS

The Registrant hereby represents that it is relying on the No-Action Letter issued by the Division of Investment Management to the American Council of Life Insurance dated November 28, 1988 (Commission Ref. No. IP-6-88). Registrant has complied with conditions one through four on the No-Action Letter.

Depositor represents that the fees and charges to be deducted under the Contracts described in the prospectus contained in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor in accordance with Section 26(f)(2)(A) of the Investment Company Act of 1940.

UNDERTAKINGS OF THE REGISTRANT

Registrant undertakes to: (a) file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity Contracts may be accepted; (b) include either (1) as part of any application to purchase a contract offered by the prospectus forming a part of the Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the Applicant can remove to send for a Statement of Additional Information; and (c) deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FS Variable Separate Account, certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf, in the City of Houston, and State of Texas on this 2nd day of September, 2016.



                                       FS VARIABLE SEPARATE ACCOUNT
                                       (Registrant)


                                       BY:  THE UNITED STATES LIFE INSURANCE
                                          COMPANY IN THE CITY OF NEW YORK
                                          (On behalf of the Registrant and
                                          itself)



                                       BY: /s/  DON W. CUMMINGS

                                          -------------------------------------

                                          DON W. CUMMINGS
                                          SENIOR VICE PRESIDENT AND LIFE
CONTROLLER


As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons, on behalf of the Registrant and Depositor, in the capacities and on the dates indicated.



            SIGNATURE                                     TITLE                               DATE
---------------------------------   ------------------------------------------------   ------------------
*KEVIN T. HOGAN                          Director, Chairman of the Board, Chief        September 2, 2016
------------------------------              Executive Officer, and President
KEVIN T. HOGAN

                                     Director, Senior Vice President and Chief Risk
------------------------------                           Officer
KATHERINE A. ANDERSON

                                                        Director
------------------------------
ROBERT M. BEUERLEIN

*WILLIAM J. CARR                                        Director                       September 2, 2016
------------------------------
WILLIAM J. CARR

*THOMAS J. DIEMER                     Director, Executive Vice President and Chief     September 2, 2016
------------------------------                      Financial Officer
THOMAS J. DIEMER

                                                        Director
------------------------------
GAURAV D. GARG

*DEBORAH A. GERO                        Director, Senior Vice President and Chief      September 2, 2016
------------------------------                     Investment Officer
DEBORAH A. GERO

*MICHAEL P. HARWOOD                  Director, Senior Vice President, Chief Actuary    September 2, 2016
------------------------------                             and
MICHAEL P. HARWOOD
                                             Corporate Illustration Actuary

------------------------------                          Director
GLEN D. KELLER

*JANA W. GREER                              President, Individual Retirement           September 2, 2016
------------------------------
JANA W. GREER

/s/  DON W. CUMMINGS                    Senior Vice President and Life Controller      September 2, 2016
------------------------------
DON W. CUMMINGS

/s/  MANDA GHAFERI                                  Attorney-in-Fact                   September 2, 2016
------------------------------
*MANDA GHAFERI



                                 EXHIBIT INDEX



 EXHIBIT NO.     DESCRIPTION
-------------   ------------
(10)            Consent